Cost Based Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
Cost Based Investments

NOTE 3—COST BASED INVESTMENTS

During the year ended December 31, 2014, the Company entered into a project agreement with a privately-held company (the “Investee”), whereby the Investee will develop technology for the Company. The Company is not required to make any payments to the Investee for developing the above technology, however, the Company is required to pay the Investee a royalty for any sales of product that include the technology once developed. In connection with the project agreement, the Company also entered into an investment agreement with the Investee, whereby the Company will purchase up to a predetermined number of shares of the Investee. The amount of the investment by the Company in the Investee was $0.3 million as of March 31, 2016. The Company could make up to $1.7 million in additional investments in the Investee, subject to the achievement of certain technology development milestones. The Company has determined that the arrangement with the Investee constitutes a variable interest. The Company is not required to consolidate the results of the Investee as the Company is not the primary beneficiary.

On February 19, 2014, the Company invested $3.0 million in preferred stock of a privately held company not affiliated with the Company.

NOTE 7—COST BASED INVESTMENTS

During the year ended December 31, 2014, the Company entered into a project agreement with a privately-held company (the “Investee”), whereby the Investee will develop technology for the Company. The Company is not required to make any payments to the Investee for developing the above technology, however, the Company is required to pay the Investee a royalty for any sales of product that include the technology once developed. In connection with the project agreement, the Company also entered into an investment agreement with the Investee, whereby the Company will purchase up to a predetermined number of shares of the Investee. The amount of the investment by the Company in the Investee was $0.3 million as of December 31, 2015. The Company could make up to $1.8 million in additional investments in the Investee, subject to the achievement of certain technology development milestones. These additional investments are expected to occur through December 31, 2016. The Company has determined that the arrangement with the Investee constitutes a variable interest. The Company is not required to consolidate the results of the Investee as the Company is not the primary beneficiary.

On February 19, 2014, the Company invested $3.0 million in a convertible note (“Convertible Note”) of a privately held company (“Investee”) not affiliated with the Company. The Convertible Note had a stated maturity date of February 19, 2015 and bore interest equal to the greater of (a) 0.5% or (b) annual interest rates established for federal income tax purposes by the Internal Revenue Service. The outstanding principal and accrued interest balance of the Convertible Note converted to preferred stock (“preferred stock”) of the Investee on August 29, 2014, under the terms of the agreement.

The Company performs impairment analyses of its cost based investments annually, or more often, when events occur or circumstances change that would, more likely than not, reduce the fair value of the investment below its carrying value. When indicators of impairment do not exist and certain accounting criteria are met, the Company evaluates impairment using a qualitative approach. As of December 31, 2015, no indicators of impairment existed associated with these cost based investments.